UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2018 (unaudited)

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 2.1%
United Technologies Corp.	1,570	$197,537
Air Freight & Logistics | 0.9%
United Parcel Service, Inc., Class B	835	87,391
Auto Components | 1.4%
Aptiv PLC	1,505	127,880
Banks | 10.4%
Citigroup, Inc.	4,240	286,200
Citizens Financial Group, Inc.	5,565	233,618
Commerce Bancshares, Inc.	970	58,113
Sterling Bancorp	5,225	117,824
SunTrust Banks, Inc.	3,855	262,294
		958,049
Beverages | 6.3%
Molson Coors Brewing Co., Class B	2,785	209,794
The Coca-Cola Co.	8,525	370,241
		580,035
Biotechnology | 1.3%
Biogen, Inc. (*)	250	68,455
Gilead Sciences, Inc.	700	52,773
		121,228
Building Products | 0.4%
Johnson Controls International PLC	1,155	40,702
Capital Markets | 3.4%
Intercontinental Exchange, Inc.	3,045	220,823
Morgan Stanley	1,775	95,779
		316,602
Chemicals | 1.0%
Nutrien, Ltd.	970	45,842
Sensient Technologies Corp.	660	46,583
		92,425
Commercial Services & Supplies | 0.6%
Copart, Inc. (*)	995	50,675
Communications Equipment | 6.9%
Cisco Systems, Inc.	9,045	387,940
Motorola Solutions, Inc.	1,740	183,222
Palo Alto Networks, Inc. (*)	355	64,440
		635,602
Diversified Telecommunication Services | 2.8%
AT&T, Inc.	7,175	255,789
Electrical Equipment | 2.2%
Eaton Corp. PLC	2,025	161,818
Description	Shares	Fair Value
Rockwell Automation, Inc.	250	$43,550
		205,368
Energy Equipment & Services | 1.8%
Schlumberger, Ltd.	2,555	165,513
Equity Real Estate Investment Trusts (REITs) | 1.5%
Prologis, Inc.	2,130	134,169
Health Care Equipment & Supplies | 4.5%
Danaher Corp.	700	68,537
Medtronic PLC	4,275	342,940
		411,477
Health Care Providers & Services | 1.0%
Humana, Inc.	340	91,402
Hotels, Restaurants & Leisure | 2.8%
McDonald’s Corp.	950	148,561
Starbucks Corp.	1,910	110,570
		259,131
Household Durables | 0.8%
Whirlpool Corp.	480	73,493
Industrial Conglomerates | 1.1%
Honeywell International, Inc.	680	98,267
Insurance | 1.0%
Aon PLC	665	93,319
Internet Software & Services | 7.2%
Alphabet, Inc., Class A (*)	426	441,821
Alphabet, Inc., Class C (*)	43	44,367
eBay, Inc. (*)	4,345	174,843
		661,031
IT Services | 4.5%
CoreLogic, Inc. (*)	1,100	49,753
DXC Technology Co.	1,340	134,710
Visa, Inc., Class A	1,340	160,291
Worldpay, Inc., Class A (*)	865	71,138
		415,892
Machinery | 2.9%
Deere & Co.	445	69,117
Gates Industrial Corp. PLC	2,545	44,563
Kennametal, Inc.	1,740	69,879
Wabtec Corp.	1,055	85,877
		269,436
Media | 0.7%
The Madison Square Garden Co., Class A (*)	255	62,679
Metals & Mining | 0.9%
Steel Dynamics, Inc.	1,950	86,229

Description	Shares	Fair Value
Lazard Retirement US Strategic Equity Portfolio (concluded)
Multiline Retail | 0.9%
Dollar Tree, Inc. (*)	825	$78,293
Oil, Gas & Consumable Fuels | 4.6%
ConocoPhillips	3,235	191,803
EOG Resources, Inc.	1,335	140,535
Pioneer Natural Resources Co.	555	95,338
		427,676
Pharmaceuticals | 5.8%
Johnson & Johnson	440	56,386
Pfizer, Inc.	8,735	310,005
Zoetis, Inc.	2,063	172,281
		538,672
Road & Rail | 0.5%
Norfolk Southern Corp.	350	47,523
Semiconductors & Semiconductor Equipment | 5.2%
Analog Devices, Inc.	855	77,916
Intel Corp.	4,835	251,807
Skyworks Solutions, Inc.	1,465	146,881
		476,604
Software | 3.3%
Microsoft Corp.	3,315	302,560
Specialty Retail | 4.1%
AutoZone, Inc. (*)	210	136,225
Lowe’s Cos., Inc.	2,780	243,945
		380,170
Technology Hardware, Storage & Peripherals | 3.6%
Apple, Inc.	1,984	332,876
Total Common Stocks (Cost $7,664,330)		9,075,695
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $115,664)	115,664	115,664
Total Investments | 99.7% (Cost $7,779,994)		$9,191,359
Cash and Other Assets in Excess of Liabilities | 0.3%		25,995
Net Assets | 100.0%		$9,217,354

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 97.0%
Air Freight & Logistics | 0.7%
Echo Global Logistics, Inc. (*)	16,850	$465,060
Airlines | 0.9%
Alaska Air Group, Inc.	8,790	544,628
Auto Components | 1.2%
Modine Manufacturing Co. (*)	34,520	730,098
Banks | 14.7%
Bank of the Ozarks, Inc.	14,530	701,363
Comerica, Inc.	13,755	1,319,517
Commerce Bancshares, Inc.	24,171	1,448,085
FCB Financial Holdings, Inc., Class A (*)	18,500	945,350
Home Bancshares, Inc.	29,275	667,763
PacWest Bancorp	18,215	902,189
Sterling Bancorp	46,445	1,047,335
Texas Capital Bancshares, Inc. (*)	11,645	1,046,885
Wintrust Financial Corp.	14,610	1,257,190
		9,335,677
Biotechnology | 0.7%
Cellectis SA ADR (*)	13,310	419,398
Building Products | 1.1%
PGT Innovations, Inc. (*)	36,950	689,118
Capital Markets | 1.0%
Morningstar, Inc.	6,730	642,850
Chemicals | 4.1%
Ingevity Corp. (*)	9,195	677,579
Innospec, Inc.	16,965	1,163,799
Valvoline, Inc.	33,075	731,950
		2,573,328
Commercial Services & Supplies | 1.7%
Deluxe Corp.	14,845	1,098,678
Communications Equipment | 1.5%
Ciena Corp. (*)	37,430	969,437
Construction & Engineering | 1.0%
Dycom Industries, Inc. (*)	6,020	647,933
Construction Materials | 1.1%
Eagle Materials, Inc.	6,920	713,106
Containers & Packaging | 1.9%
Graphic Packaging Holding Co.	80,200	1,231,070
Electric Utilities | 1.1%
PNM Resources, Inc.	18,630	712,598
Electrical Equipment | 5.3%
Atkore International Group, Inc. (*)	49,860	989,721
EnerSys	9,340	647,916
Description	Shares	Fair Value
Generac Holdings, Inc. (*)	15,920	$730,887
Regal Beloit Corp.	13,340	978,489
		3,347,013
Electronic Equipment, Instruments & Components | 2.4%
Belden, Inc.	10,185	702,154
FLIR Systems, Inc.	16,580	829,166
		1,531,320
Energy Equipment & Services | 4.6%
NCS Multistage Holdings, Inc.	36,060	540,900
Oceaneering International, Inc.	54,455	1,009,596
Oil States International, Inc. (*)	31,350	821,370
U.S. Silica Holdings, Inc.	20,055	511,803
		2,883,669
Equity Real Estate Investment Trusts (REITs) | 7.4%
Alexandria Real Estate Equities, Inc.	5,250	655,673
Brandywine Realty Trust	52,455	832,985
Camden Property Trust	9,920	835,066
DCT Industrial Trust, Inc.	17,275	973,273
Healthcare Realty Trust, Inc.	21,560	597,428
Kilroy Realty Corp.	11,540	818,878
		4,713,303
Food & Staples Retailing | 1.1%
Sprouts Farmers Market, Inc. (*)	29,350	688,845
Food Products | 2.5%
The J.M. Smucker Co.	7,635	946,816
The Simply Good Foods Co. (*)	47,170	647,644
		1,594,460
Health Care Equipment & Supplies | 1.9%
Lantheus Holdings, Inc. (*)	17,870	284,133
STERIS PLC	10,055	938,735
		1,222,868
Health Care Providers & Services | 2.1%
AMN Healthcare Services, Inc. (*)	11,005	624,534
Molina Healthcare, Inc. (*)	8,500	690,030
		1,314,564
Health Care Technology | 1.1%
Evolent Health, Inc., Class A (*)	47,515	677,089
Household Durables | 2.8%
Leggett & Platt, Inc.	23,780	1,054,881
Whirlpool Corp.	4,580	701,244
		1,756,125
Independent Power & Renewable Electricity Producers | 1.0%
Pattern Energy Group, Inc., Class A	37,005	639,816

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Insurance | 2.9%
Arch Capital Group, Ltd. (*)	11,675	$999,263
Reinsurance Group of America, Inc.	5,410	833,140
		1,832,403
Internet Software & Services | 1.6%
j2 Global, Inc.	12,690	1,001,495
IT Services | 3.2%
CoreLogic, Inc. (*)	21,084	953,629
Leidos Holdings, Inc.	15,980	1,045,092
		1,998,721
Life Sciences Tools & Services | 1.2%
Cambrex Corp. (*)	14,210	743,183
Machinery | 4.4%
Gates Industrial Corp. PLC	43,380	759,584
Kennametal, Inc.	17,915	719,466
TriMas Corp. (*)	20,325	533,531
Wabtec Corp.	9,615	782,661
		2,795,242
Marine | 1.1%
Kirby Corp. (*)	8,610	662,540
Media | 2.6%
Emerald Expositions Events, Inc.	33,435	651,314
Scholastic Corp.	25,475	989,449
		1,640,763
Metals & Mining | 1.3%
Steel Dynamics, Inc.	18,210	805,246
Pharmaceuticals | 1.3%
Catalent, Inc. (*)	19,985	820,584
Professional Services | 1.4%
FTI Consulting, Inc. (*)	18,840	912,044
Semiconductors & Semiconductor Equipment | 2.7%
Cypress Semiconductor Corp.	52,405	888,789
Versum Materials, Inc.	22,510	847,051
		1,735,840
Software | 2.5%
Bottomline Technologies de, Inc. (*)	29,640	1,148,550
CyberArk Software, Ltd. (*)	8,065	411,476
		1,560,026
Specialty Retail | 0.9%
Floor & Decor Holdings, Inc., Class A	11,205	584,005
Technology Hardware, Storage & Peripherals | 0.3%
NCR Corp. (*)	6,890	216,741
Description	Shares	Fair Value
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	4,810	$500,721
Steven Madden, Ltd.	14,720	646,208
		1,146,929
Thrifts & Mortgage Finance | 1.7%
Washington Federal, Inc.	31,415	1,086,959
Trading Companies & Distributors | 1.2%
DXP Enterprises, Inc. (*)	19,200	747,840
Total Common Stocks (Cost $55,450,587)		61,432,612
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $1,435,637)	1,435,637	1,435,637
Total Investments | 99.3% (Cost $56,886,224)		$62,868,249
Cash and Other Assets in Excess of Liabilities | 0.7%		463,882
Net Assets | 100.0%		$63,332,131

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 96.6%
Australia | 3.1%
BHP Billiton PLC	261,035	$5,149,190
Caltex Australia, Ltd.	57,358	1,392,819
		6,542,009
Belgium | 1.7%
Anheuser-Busch InBev SA/NV	32,848	3,610,079
Brazil | 0.9%
Cielo SA	304,300	1,907,031
Canada | 4.2%
Canadian National Railway Co.	25,490	1,862,955
National Bank of Canada	67,500	3,177,087
Suncor Energy, Inc.	112,340	3,879,386
		8,919,428
Denmark | 2.0%
AP Moller-Maersk A/S, Class B	954	1,487,113
Carlsberg A/S, Class B	23,240	2,777,155
		4,264,268
Finland | 1.5%
Sampo Oyj, A Shares	57,953	3,232,282
France | 11.9%
Air Liquide SA	24,530	3,007,856
Capgemini SE	32,995	4,115,120
Cie de Saint-Gobain	45,007	2,377,318
Cie Generale des Etablissements Michelin SCA	27,342	4,041,527
Safran SA	23,457	2,485,763
Societe Generale SA	47,155	2,565,481
Valeo SA	38,867	2,570,250
Vinci SA	43,622	4,295,070
		25,458,385
Germany | 4.3%
Deutsche Post AG	45,038	1,969,480
Fresenius SE & Co. KGaA	26,296	2,008,564
SAP SE	49,988	5,231,046
		9,209,090
India | 0.6%
ICICI Bank, Ltd. Sponsored ADR	157,100	1,390,335
Ireland | 3.8%
Ryanair Holdings PLC Sponsored ADR (*)	27,054	3,323,584
Shire PLC	95,380	4,754,619
		8,078,203
Japan | 19.5%
Bridgestone Corp.	46,100	2,023,916

Description	Shares	Fair Value
Daiwa House Industry Co., Ltd.	146,692	$5,646,199
Don Quijote Holdings Co., Ltd.	112,400	6,435,938
Hoshizaki Corp.	200	17,851
Isuzu Motors, Ltd.	187,500	2,878,517
Kao Corp.	34,220	2,580,028
KDDI Corp.	96,700	2,483,380
Makita Corp.	89,900	4,469,031
Nexon Co., Ltd. (*)	155,400	2,636,195
Shin-Etsu Chemical Co., Ltd.	26,000	2,702,915
Sony Corp.	45,300	2,206,077
Sumitomo Mitsui Financial Group, Inc.	85,000	3,604,382
United Arrows, Ltd.	40,800	1,547,760
Yamaha Corp.	59,500	2,601,708
		41,833,897
Luxembourg | 0.7%
Tenaris SA	89,560	1,548,362
Netherlands | 5.9%
ABN AMRO Group NV	50,949	1,536,098
Royal Dutch Shell PLC, A Shares	202,617	6,358,068
Wolters Kluwer NV	89,699	4,777,076
		12,671,242
Norway | 3.1%
Statoil ASA	126,232	2,989,693
Telenor ASA	162,770	3,702,116
		6,691,809
Singapore | 2.2%
DBS Group Holdings, Ltd.	150,960	3,184,491
NetLink NBN Trust	2,482,100	1,544,534
		4,729,025
Spain | 1.4%
Red Electrica Corporacion SA	140,422	2,892,540
Sweden | 3.4%
Assa Abloy AB, Class B	188,817	4,099,563
Nordea Bank AB	287,795	3,074,561
		7,174,124
Switzerland | 6.6%
Ferguson PLC	66,499	5,002,016
Julius Baer Group, Ltd.	44,307	2,728,204
Novartis AG	79,668	6,445,304
		14,175,524
Taiwan | 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	80,700	3,531,432
Turkey | 1.0%
Turkcell Iletisim Hizmetleri AS	574,186	2,195,903

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
United Kingdom | 13.1%
British American Tobacco PLC	89,807	$5,213,400
BT Group PLC	436,137	1,393,595
Compass Group PLC	174,456	3,564,868
Diageo PLC	59,809	2,023,344
Howden Joinery Group PLC	266,499	1,724,856
Informa PLC	249,661	2,519,361
Prudential PLC	295,117	7,377,137
Unilever PLC	74,981	4,166,449
		27,983,010
United States | 4.1%
Aon PLC	32,775	4,599,316
Medtronic PLC	53,400	4,283,748
		8,883,064
Total Common Stocks (Cost $174,622,690)		206,921,042
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $5,792,938)	5,792,938	5,792,938
Total Investments | 99.3% (Cost $180,415,628)		$212,713,980
Cash and Other Assets in Excess of Liabilities | 0.7%		1,499,253
Net Assets | 100.0%		$214,213,233

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 96.3%
Argentina | 1.5%
YPF SA Sponsored ADR	821,734	$17,765,889
Brazil | 10.8%
Ambev SA ADR	2,575,900	18,726,793
Banco do Brasil SA	2,904,766	36,100,062
BB Seguridade Participacoes SA	2,101,700	18,633,255
CCR SA	3,486,400	13,200,260
Cia de Saneamento Basico do Estado de Sao Paulo	665,700	7,057,354
Cielo SA	3,258,984	20,423,868
Localiza Rent a Car SA	425,065	3,697,729
Petrobras Distribuidora SA	1,680,000	11,749,746
		129,589,067
China | 15.8%
AAC Technologies Holdings, Inc.	510,000	9,325,486
Baidu, Inc. Sponsored ADR (*)	99,500	22,207,405
China Construction Bank Corp., Class H	50,681,390	52,662,918
China Mobile, Ltd. Sponsored ADR	672,949	30,787,417
China Shenhua Energy Co., Ltd., Class H	3,188,829	8,012,607
CNOOC, Ltd.	5,536,000	8,169,596
ENN Energy Holdings, Ltd.	1,399,000	12,547,471
Hengan International Group Co., Ltd.	907,500	8,456,910
NetEase, Inc. ADR	77,065	21,608,255
Weichai Power Co., Ltd., Class H	13,003,864	14,698,626
		188,476,691
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR (London)	2,032,761	10,333,219
Commercial International Bank Egypt SAE GDR (United States)	144,531	734,219
		11,067,438
Hungary | 1.8%
OTP Bank Nyrt.	485,168	21,869,172
India | 8.8%
Axis Bank, Ltd.	2,369,138	18,663,371
Bajaj Auto, Ltd.	210,031	8,871,075
HCL Technologies, Ltd.	949,123	14,197,832
Hero MotoCorp, Ltd.	308,534	16,834,648
Punjab National Bank (*)	5,074,230	7,479,848
Tata Consultancy Services, Ltd.	883,863	38,748,274
		104,795,048
Indonesia | 4.7%
PT Astra International Tbk	20,971,700	11,171,466
PT Bank Mandiri (Persero) Tbk	37,441,258	20,941,385
Description	Shares	Fair Value
PT Semen Indonesia (Persero) Tbk	10,217,400	$7,699,935
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	618,500	16,340,770
		56,153,556
Malaysia | 0.4%
British American Tobacco Malaysia Berhad	707,100	4,815,433
Mexico | 3.4%
America Movil SAB de CV, Class L Sponsored ADR	1,320,432	25,207,047
Grupo Mexico SAB de CV, Series B	2,335,697	7,895,478
Kimberly-Clark de Mexico SAB de CV, Series A	4,141,762	7,815,424
		40,917,949
Pakistan | 1.5%
Habib Bank, Ltd.	2,671,570	4,827,101
Oil & Gas Development Co., Ltd.	3,080,300	4,656,155
Pakistan Petroleum, Ltd.	4,532,002	8,403,212
		17,886,468
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	272,000	7,716,640
Russia | 10.5%
ALROSA PAO	11,186,274	17,745,726
Gazprom PJSC Sponsored ADR	1,897,624	9,255,583
LUKOIL PJSC Sponsored ADR	377,233	26,024,492
Magnit PJSC Sponsored GDR (‡), (#)	89,175	1,643,941
Magnit PJSC Sponsored GDR (London)	144,762	2,669,451
Magnit PJSC Sponsored GDR (United States)	2,884	53,166
Mobile TeleSystems PJSC Sponsored ADR	1,669,220	19,012,416
Sberbank of Russia PJSC	11,087,621	49,065,207
		125,469,982
South Africa | 11.2%
Imperial Holdings, Ltd.	741,806	14,657,645
Life Healthcare Group Holdings, Ltd.	3,716,876	8,722,528
Nedbank Group, Ltd.	550,622	13,303,987
PPC, Ltd. (*)	7,743,992	5,149,639
Sanlam, Ltd.	1,837,285	13,259,827
Shoprite Holdings, Ltd.	1,098,098	23,453,998
Standard Bank Group, Ltd.	849,394	15,710,188
The Bidvest Group, Ltd.	898,565	17,040,611
Vodacom Group, Ltd.	1,180,752	15,279,598
Woolworths Holdings, Ltd.	1,506,966	7,645,974
		134,223,995
South Korea | 14.5%
Coway Co., Ltd.	165,071	13,666,281
Hanwha Life Insurance Co., Ltd.	1,456,114	8,598,769
Hyundai Mobis Co., Ltd.	73,708	17,597,942

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
KB Financial Group, Inc.	281,905	$16,317,627
KT&G Corp.	67,472	6,324,391
Samsung Electronics Co., Ltd.	21,829	50,869,362
Shinhan Financial Group Co., Ltd.	558,248	23,774,610
SK Hynix, Inc.	473,662	36,273,899
		173,422,881
Taiwan | 4.6%
Hon Hai Precision Industry Co., Ltd.	3,048,151	9,525,013
Taiwan Semiconductor Manufacturing Co., Ltd.	5,273,642	44,820,786
		54,345,799
Thailand | 1.2%
Kasikornbank Public Co. Ltd.	976,836	6,666,345
The Siam Cement Public Co. Ltd.	510,050	8,070,050
		14,736,395
Turkey | 4.0%
Akbank Turk AS	4,064,274	9,859,871
KOC Holding AS	2,050,156	8,466,929
Tupras Turkiye Petrol Rafinerileri AS	251,654	7,025,556
Turk Telekomunikasyon AS (*)	5,777,631	9,892,835
Turkcell Iletisim Hizmetleri AS	861,098	3,293,163
Turkiye Is Bankasi AS, C Shares	5,314,850	9,619,563
		48,157,917
Total Common Stocks (Cost $938,306,967)		1,151,410,320
Short-Term Investments | 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $41,033,853)	41,033,853	41,033,853
Total Investments | 99.7% (Cost $979,340,820)		$1,192,444,173
Cash and Other Assets in Excess of Liabilities | 0.3%		3,010,727
Net Assets | 100.0%		$1,195,454,900

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 74.8%
Australia | 2.1%
Aristocrat Leisure, Ltd.	57,471	$1,071,429
BlueScope Steel, Ltd.	31,987	376,149
Computershare, Ltd.	20,444	273,585
CSL, Ltd.	27,825	3,345,859
Flight Centre Travel Group, Ltd.	5,228	230,034
Investa Office Fund REIT	62,174	206,700
Link Administration Holdings, Ltd.	34,344	221,277
Metcash, Ltd.	92,057	222,495
Newcrest Mining, Ltd.	17,577	264,248
Platinum Asset Management, Ltd.	30,718	139,556
Qantas Airways, Ltd.	45,642	205,339
Sandfire Resources NL	80,583	456,822
Stockland REIT	233,056	722,793
Woodside Petroleum, Ltd.	11,577	261,555
		7,997,841
Austria | 0.1%
Erste Group Bank AG	7,278	366,029
Lenzing AG	904	111,666
		477,695
Belgium | 0.4%
Anheuser-Busch InBev SA/NV Sponsored ADR	10,120	1,112,593
Proximus SADP	9,326	289,596
		1,402,189
Canada | 3.4%
Air Canada (*)	10,758	223,535
Alimentation Couche-Tard, Inc., Class B	7,702	344,762
Bank of Montreal	4,377	330,632
BCE, Inc.	5,828	250,789
CAE, Inc.	54,082	1,005,733
Canadian Imperial Bank of Commerce	3,683	325,091
Canadian National Railway Co.	20,306	1,484,664
Canfor Corp. (*)	8,428	191,999
CI Financial Corp.	11,725	251,182
Colliers International Group, Inc.	4,804	333,504
Constellation Software, Inc.	554	375,891
Detour Gold Corp. (*)	15,806	159,980
Genworth MI Canada, Inc.	13,170	419,117
Husky Energy, Inc.	11,796	168,835
Kinross Gold Corp. (*)	61,518	243,045
Kirkland Lake Gold, Ltd.	9,000	139,504
National Bank of Canada	12,376	582,513
Norbord, Inc.	4,345	157,531
Parex Resources, Inc. (*)	38,527	541,863
Description	Shares	Fair Value
Quebecor, Inc., Class B	19,540	$373,555
Royal Bank of Canada	19,532	1,508,771
Suncor Energy, Inc.	45,222	1,561,630
Teck Resources, Ltd., Class B	23,231	598,288
The Bank of Nova Scotia	14,528	894,898
The Toronto-Dominion Bank	4,403	249,857
Thomson Reuters Corp.	17,243	666,379
		13,383,548
Denmark | 0.2%
Danske Bank A/S	12,042	450,033
Vestas Wind Systems A/S	3,488	249,735
		699,768
Finland | 0.3%
Outokumpu OYJ	13,829	94,480
Sampo Oyj, A Shares ADR	34,975	974,928
		1,069,408
France | 2.0%
Air France-KLM (*)	16,847	187,170
AXA SA	42,418	1,129,249
Faurecia SA	3,470	281,160
Peugeot SA	16,102	387,772
Schneider Electric SE	7,445	654,868
Societe Generale SA	2,526	137,428
TOTAL SA	67,343	3,827,348
Ubisoft Entertainment SA ADR (*)	59,915	1,014,960
Veolia Environnement SA	7,439	176,413
		7,796,368
Germany | 1.8%
Allianz SE	1,564	353,455
Bayer AG	2,658	300,548
Continental AG	2,358	651,338
Continental AG Sponsored ADR	21,015	1,164,441
Covestro AG	12,288	1,209,527
Deutsche Lufthansa AG	39,608	1,265,224
Deutsche Telekom AG	10,929	178,287
Rheinmetall AG	3,184	452,670
RWE AG (*)	6,937	171,360
SAP SE	1,361	142,423
Schaeffler AG (Preference Shares)	22,445	346,582
Siltronic AG (*)	887	151,838
Symrise AG ADR	39,890	802,188
		7,189,881
Hong Kong | 1.6%
AIA Group, Ltd. Sponsored ADR	37,190	1,278,778
CK Asset Holdings, Ltd.	85,804	726,083
Kerry Properties, Ltd.	53,000	240,629

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Sun Hung Kai Properties, Ltd.	34,000	$541,616
Swire Pacific, Ltd., Class A	24,500	248,585
Swire Properties, Ltd.	90,800	319,291
Techtronic Industries Co., Ltd.	55,000	324,884
The Wharf Holdings, Ltd.	266,429	922,964
Wharf Real Estate Investment Co., Ltd. (*)	41,875	274,141
Wheelock & Co., Ltd.	123,765	907,668
Yue Yuen Industrial Holdings, Ltd.	83,000	331,495
		6,116,134
Ireland | 0.3%
Shire PLC ADR	8,730	1,304,175
Israel | 0.5%
Bank Leumi Le-Israel BM	61,252	369,949
Israel Discount Bank, Ltd., ADR (*)	27,965	798,541
Israel Discount Bank, Ltd., Class A (*)	132,643	381,469
Nice, Ltd. (*)	2,470	231,745
		1,781,704
Italy | 0.8%
Assicurazioni Generali SpA	9,033	174,151
Enel SpA	194,993	1,194,754
FinecoBank Banca Fineco SpA	11,974	144,247
Intesa Sanpaolo SpA	452,244	1,683,757
		3,196,909
Japan | 5.8%
Amano Corp.	9,900	264,989
Asahi Glass Co., Ltd.	8,100	339,500
Central Japan Railway Co.	1,000	190,565
Daicel Corp.	51,733	566,773
Daito Trust Construction Co., Ltd.	1,800	305,875
Daiwa House Industry Co., Ltd. ADR	31,750	1,225,074
Dexerials Corp.	12,400	128,249
East Japan Railway Co.	14,500	1,353,074
Haseko Corp.	31,300	482,729
Itochu Techno-Solutions Corp.	18,500	381,555
Juki Corp.	7,600	107,147
Kaken Pharmaceutical Co., Ltd.	3,800	224,436
Kamigumi Co., Ltd.	15,600	349,539
Kao Corp.	2,800	211,107
Kao Corp. Sponsored ADR	12,070	910,259
KDDI Corp.	31,890	818,976
Keyence Corp.	300	187,780
Kinden Corp.	9,100	151,498
Kobe Bussan Co., Ltd.	2,700	122,753
Marvelous, Inc.	17,800	153,960
Description	Shares	Fair Value
Maxell Holdings, Ltd.	7,100	$136,591
Megmilk Snow Brand Co., Ltd.	7,700	210,116
Mitsubishi UFJ Financial Group, Inc.	258,300	1,714,377
Mitsui Chemicals, Inc.	4,100	130,502
MS&AD Insurance Group Holdings, Inc.	33,846	1,052,301
Nikkiso Co., Ltd.	18,200	191,659
Nishimatsu Construction Co., Ltd.	5,100	127,290
Nissan Motor Co., Ltd.	17,500	181,121
Nitto Denko Corp.	1,700	128,885
NOF Corp.	8,600	260,047
Nomura Holdings, Inc.	54,300	316,138
NTT DOCOMO, Inc.	41,382	1,053,566
ORIX Corp.	39,800	710,530
Prima Meat Packers, Ltd.	35,000	197,764
Ryohin Keikaku Co., Ltd. ADR	18,665	1,249,062
Seven & I Holdings Co., Ltd.	10,100	433,339
Shionogi & Co., Ltd.	3,000	156,573
Showa Corp.	15,900	272,726
Sompo Holdings, Inc.	30,096	1,216,243
Start Today Co., Ltd.	4,700	122,779
Subaru Corp.	7,500	248,238
Sumitomo Heavy Industries, Ltd.	4,100	156,852
Sumitomo Mitsui Trust Holdings, Inc.	4,900	200,637
Taisei Corp.	4,700	240,824
Takeuchi Manufacturing Co., Ltd.	6,600	146,205
Teijin, Ltd.	10,700	203,733
The Chugoku Electric Power Co., Inc.	12,400	151,202
The Dai-ichi Life Insurance Co., Ltd.	10,000	185,662
Tokyo Gas Co., Ltd.	40,500	1,081,639
Tokyu Fudosan Holdings Corp.	23,900	172,093
Topcon Corp.	8,600	169,621
Toyobo Co., Ltd.	12,200	240,632
V Technology Co., Ltd.	800	231,847
Yamaha Corp. Sponsored ADR	19,400	858,644
		22,625,276
Malta | 0.1%
Kindred Group PLC	18,752	256,600
Netherlands | 1.3%
Euronext NV	3,205	234,556
Royal Dutch Shell PLC, A Shares	99,326	3,116,824
Wolters Kluwer NV	1,737	92,507
Wolters Kluwer NV Sponsored ADR	30,365	1,619,669
		5,063,556
New Zealand | 0.1%
Spark New Zealand, Ltd.	162,446	393,606

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Norway | 1.8%
Aker BP ASA	34,939	$945,125
Leroy Seafood Group ASA	39,906	247,994
Marine Harvest ASA	16,118	323,857
Norsk Hydro ASA	42,420	250,150
Statoil ASA	161,307	3,820,414
Telenor ASA	63,210	1,437,677
		7,025,217
Portugal | 0.1%
Jeronimo Martins SGPS SA	18,974	346,028
Russia | 0.1%
Evraz PLC	72,326	441,414
Singapore | 1.0%
Best World International, Ltd.	153,100	216,429
City Developments, Ltd.	55,600	554,280
Oversea-Chinese Banking Corp., Ltd. ADR	54,715	1,084,725
Singapore Airlines, Ltd.	54,200	450,120
UOL Group, Ltd.	49,900	327,056
Venture Corp., Ltd.	60,186	1,299,796
		3,932,406
Spain | 0.2%
Banco Bilbao Vizcaya Argentaria SA	18,940	149,956
Banco Santander SA	60,067	391,761
Corporacion Financiera Alba SA	1,750	105,759
Mapfre SA	39,803	132,386
		779,862
Sweden | 1.3%
Assa Abloy AB ADR	69,565	753,389
Atlas Copco AB, Class A	8,000	346,572
Atlas Copco AB, Class B	7,400	288,034
Axfood AB	12,846	219,801
Boliden AB	14,383	507,049
Electrolux AB, Series B	21,435	674,508
Hennes & Mauritz AB, B Shares	9,271	139,072
Hexagon AB ADR	16,140	955,246
Nordea Bank AB Sponsored ADR	58,560	625,128
Svenska Cellulosa AB SCA, Class B	48,181	513,671
Swedish Orphan Biovitrum AB (*)	10,225	182,561
		5,205,031
Switzerland | 1.6%
Adecco Group AG	2,171	154,685
Georg Fischer AG	274	366,927
Julius Baer Group, Ltd. ADR	56,955	697,984
Novartis AG	16,411	1,327,684
Partners Group Holding AG	1,603	1,193,009
Description	Shares	Fair Value
Roche Holding AG	10,155	$2,329,150
Swiss Life Holding AG	710	252,952
		6,322,391
United Kingdom | 5.0%
Admiral Group PLC	13,246	343,021
Ashtead Group PLC ADR	10,235	1,131,582
British American Tobacco PLC Sponsored ADR	25,565	1,474,845
Centrica PLC	152,010	303,540
Coca-Cola European Partners PLC	22,340	930,684
Compass Group PLC	38,790	792,642
Compass Group PLC Sponsored ADR	47,112	981,578
Crest Nicholson Holdings PLC	20,111	128,336
CVS Group PLC	7,342	100,604
Diageo PLC Sponsored ADR	9,175	1,242,478
Electrocomponents PLC	13,926	117,393
Fevertree Drinks PLC	5,598	206,973
Hargreaves Lansdown PLC	21,530	494,126
Howden Joinery Group PLC	36,724	237,688
IG Group Holdings PLC	21,792	244,208
International Consolidated Airlines Group SA	105,616	913,567
Land Securities Group PLC REIT	9,726	128,054
Lloyds Banking Group PLC	172,969	157,177
Persimmon PLC	21,930	779,665
Prudential PLC ADR	21,020	1,074,753
RELX NV Sponsored ADR	66,745	1,387,629
Rio Tinto PLC Sponsored ADR	12,080	622,482
Rio Tinto, Ltd.	3,333	187,334
RSA Insurance Group PLC ADR	93,790	838,014
SSE PLC	90,141	1,615,554
SSP Group PLC	22,858	196,334
Tate & Lyle PLC	26,230	200,656
Taylor Wimpey PLC	117,522	304,858
Unilever PLC Sponsored ADR	29,930	1,662,911
WH Smith PLC	11,136	304,608
Wm Morrison Supermarkets PLC	80,259	240,491
		19,343,785
United States | 42.9%
3M Co.	18,391	4,037,192
AbbVie, Inc.	5,508	521,332
Accenture PLC, Class A	27,858	4,276,203
Adobe Systems, Inc. (*)	6,202	1,340,128
Air Lease Corp.	3,500	149,170
Ally Financial, Inc.	23,165	628,930
Alphabet, Inc., Class A (*)	1,947	2,019,312
Alphabet, Inc., Class C (*)	708	730,507
Amazon.com, Inc. (*)	439	635,382

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Amdocs, Ltd.	4,238	$282,759
Ameren Corp.	6,903	390,917
American Electric Power Co., Inc.	4,454	305,500
American Express Co.	10,457	975,429
Ameriprise Financial, Inc.	2,027	299,874
Amgen, Inc.	2,452	418,017
Anthem, Inc.	4,936	1,084,439
Aon PLC	21,037	2,952,122
Apple, Inc.	21,379	3,586,969
Applied Materials, Inc.	27,028	1,503,027
Aptiv PLC	3,659	310,905
Arista Networks, Inc. (*)	767	195,815
AT&T, Inc.	30,842	1,099,517
Atkore International Group, Inc. (*)	9,524	189,051
Automatic Data Processing, Inc.	1,959	222,307
AutoZone, Inc. (*)	1,045	677,881
Avery Dennison Corp.	11,478	1,219,537
Bank of America Corp.	26,245	787,088
Baxter International, Inc.	2,473	160,844
Berry Plastics Group, Inc. (*)	7,839	429,656
Best Buy Co., Inc.	4,118	288,219
BGC Partners, Inc., Class A	21,905	294,622
Biogen, Inc. (*)	6,421	1,758,198
Booking Holdings, Inc. (*)	369	767,664
Bristol-Myers Squibb Co.	14,621	924,778
Campbell Soup Co.	18,554	803,574
Carnival Corp.	17,096	1,121,156
Carnival PLC	10,683	688,370
Carrizo Oil & Gas, Inc. (*)	20,743	331,888
Carter’s, Inc.	1,979	206,014
Caterpillar, Inc.	1,724	254,083
Celgene Corp. (*)	5,995	534,814
Centene Corp. (*)	8,433	901,235
Cerner Corp. (*)	2,906	168,548
Cigna Corp.	6,590	1,105,407
Cisco Systems, Inc.	23,035	987,971
Citigroup, Inc.	27,157	1,833,097
Comcast Corp., Class A	76,995	2,630,919
Comerica, Inc.	14,265	1,368,441
ConocoPhillips	3,207	190,143
Consolidated Edison, Inc.	18,624	1,451,555
Costco Wholesale Corp.	3,859	727,151
Cracker Barrel Old Country Store, Inc.	2,530	402,776
Crown Holdings, Inc. (*)	16,425	833,569
Cummins, Inc.	6,029	977,241
CVS Health Corp.	2,274	141,466
Description	Shares	Fair Value
Darden Restaurants, Inc.	10,666	$909,277
Deckers Outdoor Corp. (*)	4,550	409,637
Discovery Communications, Inc., Class C (*)	11,046	215,618
DXC Technology Co.	11,350	1,141,016
Eastman Chemical Co.	14,617	1,543,263
Eaton Corp. PLC	10,710	855,836
eBay, Inc. (*)	19,855	798,965
EchoStar Corp., Class A (*)	2,433	128,389
Eli Lilly & Co.	7,109	550,023
Energizer Holdings, Inc.	5,366	319,706
Evercore, Inc., Class A	2,430	211,896
Exelon Corp.	4,619	180,187
Express Scripts Holding Co. (*)	6,724	464,494
F5 Networks, Inc. (*)	5,773	834,834
Facebook, Inc., Class A (*)	10,946	1,749,061
Fifth Third Bancorp	5,506	174,816
Fiserv, Inc. (*)	10,547	752,107
Five Below, Inc. (*)	10,735	787,305
HCA Healthcare, Inc.	11,708	1,135,676
Honeywell International, Inc.	9,995	1,444,377
Hubbell, Inc.	2,412	293,733
Humana, Inc.	5,843	1,570,774
Huntsman Corp.	6,502	190,184
ICON PLC (*)	2,173	256,718
IDEXX Laboratories, Inc. (*)	1,991	381,057
Insperity, Inc.	3,343	232,506
Intel Corp.	17,270	899,422
Intercontinental Exchange, Inc.	20,485	1,485,572
Intuit, Inc.	2,212	383,450
IPG Photonics Corp. (*)	1,743	406,781
IQVIA Holdings, Inc. (*)	17,176	1,685,137
Johnson & Johnson	18,079	2,316,824
Johnson Controls International PLC	22,646	798,045
JPMorgan Chase & Co.	22,998	2,529,090
Kimberly-Clark Corp.	7,244	797,782
KLA-Tencor Corp.	5,742	625,935
Kohl’s Corp.	3,468	227,189
Koppers Holdings, Inc. (*)	3,082	126,670
L Brands, Inc.	3,074	117,458
Lam Research Corp.	1,473	299,255
Lamb Weston Holdings, Inc.	3,989	232,240
Las Vegas Sands Corp.	5,810	417,739
Lear Corp.	1,630	303,327
Lockheed Martin Corp.	4,921	1,662,954
Lowe’s Cos., Inc.	13,272	1,164,618
LPL Financial Holdings, Inc.	6,577	401,657
Marsh & McLennan Cos., Inc.	13,520	1,116,617

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
MasterCard, Inc., Class A	11,635	$2,037,987
Maxim Integrated Products, Inc.	9,892	595,696
Michael Kors Holdings, Ltd. (*)	3,814	236,773
Micron Technology, Inc. (*)	12,461	649,717
Microsoft Corp.	29,279	2,672,294
Molson Coors Brewing Co., Class B	9,826	740,193
Motorola Solutions, Inc.	8,540	899,262
NetApp, Inc.	8,716	537,690
Newfield Exploration Co. (*)	11,539	281,782
Nordstrom, Inc.	4,613	223,315
Northrop Grumman Corp.	6,620	2,311,174
NVIDIA Corp.	4,087	946,508
NVR, Inc. (*)	121	338,800
Omnicom Group, Inc.	26,165	1,901,411
Owens Corning	3,534	284,134
Palo Alto Networks, Inc. (*)	3,411	619,165
Park Hotels & Resorts, Inc. REIT	5,662	152,987
Paychex, Inc.	27,922	1,719,716
PayPal Holdings, Inc. (*)	2,106	159,782
PepsiCo, Inc.	27,127	2,960,912
Pfizer, Inc.	46,888	1,664,055
PG&E Corp.	15,252	670,020
PNM Resources, Inc.	3,931	150,361
PotlatchDeltic Corp. REIT	3,593	187,016
Prudential Financial, Inc.	8,099	838,651
Radian Group, Inc.	8,422	160,355
Raytheon Co.	1,561	336,895
Red Hat, Inc. (*)	10,487	1,567,911
Regions Financial Corp.	14,460	268,667
Republic Services, Inc.	6,451	427,250
Rockwell Automation, Inc.	4,800	836,160
Ross Stores, Inc.	38,928	3,035,605
Royal Caribbean Cruises, Ltd.	6,897	812,053
Ryman Hospitality Properties, Inc. REIT	12,098	936,990
S&P Global, Inc.	9,427	1,801,123
Sabra Health Care REIT, Inc.	5,812	102,582
Schlumberger, Ltd.	16,285	1,054,942
Simon Property Group, Inc. REIT	18,890	2,915,671
Sirius XM Holdings, Inc.	65,240	407,098
Skyworks Solutions, Inc.	5,536	555,039
Snap-on, Inc.	4,980	734,749
Southwest Airlines Co.	1,656	94,856
Starbucks Corp.	34,500	1,997,205
Sysco Corp.	12,417	744,523
T-Mobile US, Inc. (*)	10,606	647,390
TE Connectivity, Ltd.	4,375	437,063
Description	Shares	Fair Value
Teradyne, Inc.	13,898	$635,278
Texas Instruments, Inc.	4,830	501,789
The Boeing Co.	12,065	3,955,872
The Charles Schwab Corp.	22,615	1,180,955
The Clorox Co.	1,600	212,976
The Coca-Cola Co.	39,620	1,720,697
The Estee Lauder Cos., Inc., Class A	11,127	1,665,934
The Gap, Inc.	13,595	424,164
The Home Depot, Inc.	3,008	536,146
The J.M. Smucker Co.	7,890	978,439
The Kroger Co.	16,180	387,349
The Procter & Gamble Co.	4,341	344,154
The TJX Cos., Inc.	14,857	1,211,737
The Toro Co.	3,251	203,025
The Walt Disney Co.	6,397	642,515
Thermo Fisher Scientific, Inc.	7,120	1,469,995
Time Warner, Inc.	7,976	754,370
U.S. Silica Holdings, Inc.	5,765	147,123
United Continental Holdings, Inc. (*)	1,905	132,340
United Rentals, Inc. (*)	2,450	423,189
United Technologies Corp.	7,305	919,115
UnitedHealth Group, Inc.	14,254	3,050,356
Universal Health Services, Inc., Class B	3,270	387,201
Unum Group	7,910	376,595
Verizon Communications, Inc.	26,025	1,244,515
Vertex Pharmaceuticals, Inc. (*)	1,153	187,916
Visa, Inc., Class A	23,532	2,814,898
Walgreens Boots Alliance, Inc.	8,965	586,939
Walmart, Inc.	9,324	829,556
Waste Management, Inc.	16,912	1,422,637
Welbilt, Inc. (*)	31,670	615,982
Wells Fargo & Co.	2,945	154,347
Worldpay, Inc., Class A (*)	22,255	1,830,251
WW Grainger, Inc.	2,559	722,329
Zoetis, Inc.	27,576	2,302,872
		167,279,010
Total Common Stocks (Cost $266,330,757)		291,429,802

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 6.6%
Australia | 0.3%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	900	$719,715
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	422	330,617
			1,050,332

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Belgium | 0.3%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	1,030	$1,021,760
Canada | 0.3%
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	665	659,464
2.621%, 12/22/21	CAD	805	624,786
			1,284,250
Denmark | 0.3%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	755	1,015,339
France | 0.2%
Orange SA, 5.375%, 07/08/19	USD	973	1,003,269
Germany | 0.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	705	1,004,447
Mexico | 0.2%
America Movil SAB de CV, 6.450%, 12/05/22	MXN	15,300	780,547
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	647	492,800
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	1,000	851,266
Norway | 0.1%
Telenor ASA, 1.750%, 05/22/18	USD	480	479,602
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	600	735,157
United Kingdom | 0.3%
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	822	1,220,864
United States | 3.8%
Alphabet, Inc., 3.625%, 05/19/21	USD	365	376,081
Amazon.com, Inc., 3.800%, 12/05/24	USD	780	799,391
Apple, Inc.:
2.850%, 02/23/23	USD	162	160,569
3.850%, 05/04/43	USD	940	924,775
Caterpillar Financial Services Corp., 2.550%, 11/29/22	USD	1,475	1,432,513
Description	Security Currency	Principal Amount (000)	Fair Value
Citigroup, Inc., 3.320% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	1,053	$822,840
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	1,205	926,195
John Deere Capital Corp., 2.300%, 09/16/19	USD	390	387,736
Johnson & Johnson, 3.625%, 03/03/37	USD	940	934,387
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	665	691,251
Microsoft Corp., 4.450%, 11/03/45	USD	1,198	1,323,873
Morgan Stanley, 3.625%, 01/20/27	USD	830	811,885
NIKE, Inc., 2.375%, 11/01/26	USD	885	815,265
Starbucks Corp., 3.100%, 03/01/23	USD	480	480,919
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	785	587,554
3.625%, 01/22/23	USD	845	847,633
The Home Depot, Inc., 2.625%, 06/01/22	USD	920	905,980
United Parcel Service, Inc., 2.350%, 05/16/22	USD	480	468,208
Wells Fargo & Co., 3.100% (BBSW 3 Month + 1.320%), 07/27/21 (§)	AUD	855	665,672
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	585	459,681
			14,822,408
Total Corporate Bonds (Cost $25,778,114)			25,762,041
Foreign Government Obligations | 10.5%
Australia | 0.7%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	1,070	901,413
3.000%, 03/22/24	AUD	1,195	930,145
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	1,030	923,890
			2,755,448
Bermuda | 0.3%
Government of Bermuda, 4.854%, 02/06/24	USD	1,240	1,305,100
Canada | 1.8%
City of Vancouver, 2.900%, 11/20/25	CAD	415	324,755
Province of British Columbia Canada, 4.700%, 06/18/37	CAD	945	923,993

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Province of Ontario:
2.450%, 06/29/22	USD	955	$934,725
1.950%, 01/27/23	CAD	1,610	1,225,604
Province of Quebec:
3.500%, 07/29/20	USD	1,625	1,656,019
1.650%, 03/03/22	CAD	540	409,920
2.500%, 04/20/26	USD	1,755	1,674,574
			7,149,590
Cayman Islands | 0.1%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	545	573,365
Chile | 0.6%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	550,000	920,176
Republic of Chile, 3.125%, 01/21/26	USD	1,415	1,388,469
			2,308,645
Czech Republic | 0.7%
Czech Republic:
1.100% (PRIBOR 1Year + 0.650%), 04/18/23 (§)	CZK	27,180	1,388,630
2.500%, 08/25/28	CZK	27,750	1,422,033
			2,810,663
France | 0.5%
Government of France, 1.750%, 06/25/39	EUR	1,480	1,964,784
Hungary | 0.4%
Hungary, 6.375%, 03/29/21	USD	646	704,140
Hungary Government Bonds, 5.500%, 06/24/25	HUF	192,940	938,670
			1,642,810
Italy | 0.3%
Italy Buoni Poliennali Del Tesoro, 2.250%, 09/01/36	EUR	805	964,561
Japan | 0.2%
Japan International Cooperation Agency:
1.875%, 11/13/19	USD	320	315,553
2.125%, 10/20/26	USD	500	460,184
			775,737
Mexico | 0.8%
Mexican Bonos, 6.500%, 06/09/22	MXN	36,460	1,952,694
United Mexican States, 6.750%, 02/06/24	GBP	640	1,107,809
			3,060,503
Description	Security Currency	Principal Amount (000)	Fair Value
New Zealand | 0.6%
New Zealand Government Bonds:
6.000%, 05/15/21	NZD	1,865	$1,483,735
4.500%, 04/15/27	NZD	1,090	836,671
			2,320,406
Norway | 0.9%
City of Oslo Norway:
4.600%, 06/22/20	NOK	3,000	407,683
2.600%, 11/12/25	NOK	4,000	522,892
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	800	776,030
Oslo Kommune:
3.550%, 02/12/21	NOK	3,000	401,015
3.650%, 11/08/23	NOK	3,000	417,969
2.350%, 09/04/24	NOK	7,000	891,464
			3,417,053
Panama | 0.4%
Republic of Panama, 4.000%, 09/22/24	USD	1,395	1,429,875
Poland | 0.7%
Poland Government Bonds:
1.810% (WIBOR 6 Month), 01/25/21 (§)	PLN	3,260	958,729
2.500%, 07/25/26	PLN	6,887	1,937,973
			2,896,702
Romania | 0.2%
Romanian Government Bonds, 2.875%, 10/28/24	EUR	687	931,964
Singapore | 0.6%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	2,860	2,287,084
Spain | 0.3%
Spain Government Bonds, 1.600%, 04/30/25	EUR	738	968,173
Sweden | 0.2%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (#)	USD	700	694,451
United Kingdom | 0.2%
United Kingdom Gilt, 1.500%, 07/22/47	GBP	650	868,615
Total Foreign Government Obligations (Cost $40,613,864)			41,125,529
Quasi Government Bonds | 0.6%
Canada | 0.3%
Canada Housing Trust No. 1, 2.400%, 12/15/22	CAD	1,120	874,562
Export Development Canada, 1.800%, 09/01/22	CAD	355	271,394
			1,145,956

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Mexico | 0.1%
Nacional Financiera SNC, 3.375%, 11/05/20	USD	500	$501,875
Singapore | 0.2%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	795	814,480
Total Quasi Government Bonds (Cost $2,525,181)			2,462,311
Supranationals Bonds | 1.4%
African Development Bank, 2.375%, 09/23/21	USD	955	945,394
Asian Development Bank:
1.875%, 04/12/19	USD	780	776,526
1.000%, 12/15/22	GBP	510	707,488
2.125%, 03/19/25	USD	1,200	1,130,853
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,285	962,788
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	305	225,696
International Finance Corp., 3.625%, 05/20/20	NZD	845	625,504
Total Supranationals Bonds (Cost $5,422,104)			5,374,249
US Government Securities | 0.2%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $847,204)	USD	855	847,079
US Municipal Bonds | 0.5%
California | 0.4%
California State Build America Bonds, 7.500%, 04/01/34	USD	940	1,355,856
Georgia | 0.1%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	350	330,323
Pennsylvania | 0.0%
Pennsylvania State Build America Bonds Third Series B, 5.850%, 07/15/30	USD	50	53,420
Wisconsin | 0.0%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	183,935
Total US Municipal Bonds (Cost $1,974,077)			1,923,534
Description	Security Currency	Principal Amount (000)	Fair Value
US Treasury Securities | 2.8%
US Treasury Notes:
1.125%, 03/31/20	USD	600	$586,238
1.750%, 05/15/23	USD	2,945	2,826,802
2.125%, 05/15/25	USD	2,945	2,834,380
1.625%, 05/15/26	USD	2,062	1,895,354
3.125%, 11/15/41	USD	2,670	2,753,121
Total US Treasury Securities (Cost $11,028,024)			10,895,895

Description	Shares	Fair Value
Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51% (7 day yield) (Cost $7,428,043)	7,428,043	$7,428,043
Total Investments | 99.3% (Cost $361,947,368) (¤)		$387,248,483
Cash and Other Assets in Excess of Liabilities | 0.7%		2,622,443
Net Assets | 100.0%		$389,870,926

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Forward Currency Contracts open at March 31, 2018:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	531,939	USD	579,043	HSB	05/23/18	$—	$20,398
EUR	3,151,516	USD	3,877,468	CIT	04/20/18	4,706	—
EUR	10,067,697	USD	12,386,902	HSB	04/20/18	14,923	—
EUR	750,259	USD	933,000	HSB	05/23/18	—	6,616
EUR	915,213	USD	1,131,500	HSB	05/23/18	—	1,439
EUR	3,660,280	USD	4,585,109	HSB	06/28/18	—	52,721
GBP	93,688	USD	132,185	CIT	05/23/18	—	478
GBP	285,237	USD	407,679	SSB	06/28/18	—	6,059
JPY	1,155,034,206	USD	10,877,346	CIT	04/20/18	—	11,673
JPY	128,595,880	USD	1,232,700	CIT	05/23/18	—	20,442
JPY	615,018,521	USD	5,792,196	HSB	04/20/18	—	6,575
JPY	167,035,648	USD	1,600,745	HSB	06/28/18	—	21,883
JPY	66,588,262	USD	638,166	SSB	06/28/18	—	8,757
KRW	463,358,600	USD	429,911	HSB	06/07/18	5,786	—
KRW	708,972,885	USD	667,300	HSB	06/07/18	—	650
MXN	12,693,115	USD	689,700	HSB	05/23/18	3,104	—
PLN	3,070,194	USD	902,600	HSB	05/23/18	—	5,012
SEK	4,990,792	USD	621,047	CIT	05/23/18	—	21,225
SEK	5,456,036	USD	679,169	HSB	05/23/18	—	23,432
SGD	502,583	USD	381,924	HSB	05/23/18	1,813	—
USD	1,149,553	AUD	1,448,566	CIT	05/23/18	36,914	—
USD	2,878,709	AUD	3,627,908	HSB	05/23/18	92,125	—
USD	1,508,705	AUD	1,951,859	HSB	06/28/18	9,232	—
USD	1,123,995	AUD	1,416,180	JPM	05/23/18	36,232	—
USD	337,898	AUD	437,148	SSB	06/28/18	2,069	—
USD	423,479	CAD	530,903	CIT	05/23/18	11,013	—
USD	3,159,019	CAD	3,960,652	HSB	05/23/18	81,935	—
USD	2,958,595	CAD	3,802,103	HSB	06/28/18	2,642	—
USD	1,434,211	CAD	1,798,494	JPM	05/23/18	36,937	—
USD	354,197	CAD	455,213	SSB	06/28/18	291	—
USD	918,883	CLP	555,694,358	CIT	05/08/18	—	1,414
USD	417,013	CZK	8,528,246	CIT	05/29/18	2,702	—
USD	944,046	CZK	19,293,000	HSB	05/29/18	6,772	—
USD	1,388,713	CZK	28,407,783	JPM	05/29/18	8,633	—
USD	1,759,200	EUR	1,436,621	CIT	05/23/18	—	14,670
USD	141,540	GBP	100,305	HSB	05/23/18	532	—
USD	171,125	GBP	121,258	JPM	05/23/18	662	—
USD	1,625,478	HKD	12,715,543	SSB	06/28/18	796	—
USD	967,551	HUF	243,326,596	JPM	05/23/18	6,123	—
USD	700,577	ILS	2,434,120	HSB	06/28/18	2,991	—
USD	313,100	JPY	33,222,884	CIT	04/20/18	565	—
USD	396,759	MXN	7,451,159	CIT	05/23/18	—	9,934
USD	1,546,677	MXN	29,043,816	HSB	05/23/18	—	38,565
USD	417,623	MXN	7,844,008	JPM	05/23/18	—	10,511
USD	945,754	NOK	7,376,503	CIT	05/23/18	3,336	—
USD	395,016	NOK	3,037,303	HSB	05/23/18	6,971	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,343,616	NOK	10,481,682	HSB	05/23/18	$4,482	$—
USD	2,977,039	NOK	22,793,221	HSB	06/28/18	61,409	—
USD	595,948	NZD	807,854	CIT	05/23/18	12,213	—
USD	3,103,570	NZD	4,205,294	HSB	05/23/18	64,931	—
USD	614,745	NZD	833,046	JPM	05/23/18	12,807	—
USD	2,134,542	PLN	7,149,862	HSB	05/23/18	44,240	—
USD	607,360	PLN	2,035,365	JPM	05/23/18	12,309	—
USD	856,500	SEK	7,095,075	HSB	05/23/18	3,774	—
USD	763,338	SEK	6,208,094	HSB	06/28/18	15,082	—
USD	2,743,517	SGD	3,611,539	CIT	05/23/18	—	13,993
USD	1,236,426	SGD	1,616,677	HSB	06/28/18	910	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$611,962	$296,447

Lazard Retirement Series, Inc. Notes to Portfolios of Investments March 31, 2018 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2018, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.1%
Global Dynamic Multi-Asset	0.6

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2018.
(¤)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
PRIBOR	- Prague Interbank Offered Rate
REIT	- Real Estate Investment Trust
WIBOR	- Warsaw Interbank Offered Rate

Currency Abbreviations:

AUD	- Australian Dollar	JPY	- Japanese Yen
CAD	- Canadian Dollar	KRW	- South Korean Won
CHF	- Swiss Franc	MXN	- Mexican New Peso
CLP	- Chilean Peso	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	USD	- United States Dollar
ILS	- Israeli Shekel

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Aerospace & Defense	1.2%	—%	2.9%
Air Freight & Logistics	0.9	—	0.1
Airlines	1.6	—	0.9
Auto Components	4.0	1.5	0.9
Automobiles	1.3	3.1	0.6
Banks	8.7	26.6	6.2
Beverages	3.9	1.6	2.8
Biotechnology	2.2	—	2.1
Building Products	3.0	—	0.6
Capital Markets	1.3	—	3.3
Chemicals	2.7	—	1.4
Commercial Services & Suppliers	—	—	0.5
Communications Equipment	—	—	0.9
Construction & Engineering	2.0	—	0.1
Construction Materials	—	1.8	—
Consumer Finance	—	—	0.8
Containers & Packaging	—	—	0.6
Distributors	—	1.2	—
Diversified Financial Services	—	—	0.4
Diversified Telecommunication Services	3.1	2.2	1.8
Electric Utilities	1.4	—	1.3
Electrical Equipment	—	—	0.8
Electronic Equipment, Instruments & Components	—	1.6	1.1
Energy Equipment & Services	0.7	—	0.3
Equity Real Estate Investment Trusts (REITs)	—	—	1.4
Food & Staples Retailing	—	2.3	1.4
Food Products	—	—	1.0
Gas Utilities	—	1.0	0.3
Health Care Equipment & Supplies	2.0	—	0.2
Health Care Providers & Services	0.9	0.7	2.5
Hotels, Restaurants & Leisure	1.7	—	2.7
Household Durables	1.0	1.1	1.0
Household Products	—	0.7	0.4
Industrial Conglomerates	—	2.1	1.5
Insurance	7.1	3.4	3.7
Internet & Catalog Retail	—	—	0.6
Internet Software & Services	—	3.7	1.5
IT Services	2.8	6.1	4.1
Leisure Products	1.2	—	0.2
Life Sciences Tools & Services	—	—	0.9
Machinery	2.1	1.2	1.4
Marine	0.7	—	—
Media	1.2	—	1.8
Metals & Mining	2.4	2.1	1.1
Multiline Retail	3.0	0.6	0.4
Multi-Utilities	—	—	0.6
Oil, Gas & Consumable Fuels	6.8	7.5	3.9
Paper & Forest Products	—	—	0.2
Personal Products	3.2	0.7	1.2
Pharmaceuticals	3.0	—	3.3
Professional Services	2.2	—	0.9

Real Estate Management & Development	2.6	—	1.8
Road & Rail	0.9	0.3	0.8
Semiconductors & Semiconductor Equipment	1.7	6.8	1.9
Software	3.7	—	2.4
Specialty Retail	0.7	1.0	2.5
Technology Hardware, Storage & Peripherals	—	4.3	1.4
Textiles, Apparel & Luxury Goods	—	—	0.5
Thrifts & Mortgage Finance	—	—	0.1
Tobacco	2.4	0.9	0.4
Trading Companies & Distributors	3.1	—	0.7
Transportation Infrastructure	—	1.1	0.1
Water Utilities	—	0.6	—
Wireless Telecommunication Services	2.2	8.5	0.8
Subtotal	96.6	96.3	82.0
Foreign Government Obligations	—	—	10.5
Supranationals Bonds	—	—	1.4
US Government Securities	—	—	0.2
US Municipal Bonds	—	—	0.5
US Treasury Securities	—	—	2.8
Short-Term Investments	2.7	3.4	1.9
Total Investments	99.3%	99.7%	99.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2.	Controls and Procedures.

(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	May 25, 2018

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	May 25, 2018